Post-Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position

The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2018	2017
	RMB million	RMB million
Post-retirement benefit obligations	2,712	2,670
Less: current portion	(168)	(168)

Non-current portion	2,544	2,502

Summary of Principal Actuarial Assumptions Utilized

The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2018	2017
Discount rates for post-retirement benefits	3.50%	4.10%
Mortality rate	China Insurance	China Insurance
	Life Mortality	Life Mortality
	Table (2010-2013). CL5 for Male and CL6 for Female	Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2018
Discount rate for post-retirement benefits	0.25	(80)	0.25	84
Annual increase rate of pension benefits	1.00	288	1.00	(244)
Annual increase rate of medical expenses	1.00	41	1.00	(34)
2017
Discount rate for post-retirement benefits	0.25	(73)	0.25	77
Annual increase rate of pension benefits	1.00	283	1.00	(240)
Annual increase rate of medical expenses	1.00	40	1.00	(33)

Summary of Expected Contributions of Post-retirement Benefit Obligations

Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2018	2017
	RMB million	RMB million
Within the next 12 months	168	168
Between 2 and 5 years	678	679
Between 6 and 10 years	841	851
Over 10 years	2,802	3,049

Total expected payments	4,489	4,747

Summary of Movements in Post-retirement Benefit Obligations

The movements in the post-retirement benefit obligations were as follows:

2018
		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2018 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million		December 31 2018 RMB million
Defined benefit obligations/ benefit liability	2,670	—	106	106	(184)	—	69	115	(179)		2,712

2017
		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2017 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	Transferred out due to disposal of a subsidiary RMB million	December 31 2017 RMB million
Defined benefit obligations/ benefit liability	3,063	—	98	98	(220)	—	96	(124)	(200)	(167)	2,670